Condensed Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 22,319	$ 29,347
Short-term bank deposits	18,231	21,135
Other current assets	1,636	1,227
TOTAL CURRENT ASSETS	42,186	51,709
NON-CURRENT ASSETS:
Restricted bank deposits	503
Property and equipment, net	7,197	8,921
Right-of-use assets	3,253
Long-term prepaid expenses		48
TOTAL NON-CURRENT ASSETS	10,953	8,969
TOTAL ASSETS	53,139	60,678
CURRENT LIABILITIES-
Accounts payable and accruals: Trade	1,263	1,193
Accounts payable and accruals: Other	5,256	2,944
Deferred revenue	377	290
Lease liabilities	791	347
TOTAL CURRENT LIABILITIES	7,687	4,774
NON-CURRENT LIABILITIES-
Severance pay obligations, net	106	99
Deferred revenue	1,858	2,263
Lease liabilities	2,333	449
TOTAL NON-CURRENT LIABILITIES	4,297	2,811
TOTAL LIABILITIES	11,984	7,585
EQUITY:
Ordinary shares	73	73
Accumulated other comprehensive income	41	41
Additional paid in capital	235,511	233,721
Warrants	7,904	7,904
Accumulated deficit	(202,374)	(188,646)
TOTAL EQUITY	41,155	53,093
TOTAL LIABILITIES AND EQUITY	$ 53,139	$ 60,678